UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21160
Morgan Stanley Fundamental Value Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: September 30, 2009
Date of reporting period: June 30, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Fundamental Value Fund
Portfolio of Investments June 30, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (87.4%)
	Aerospace & Defense (1.1%)
8,700	General Dynamics Corp.	$481,893

	Apparel/Footwear Retail (0.6%)
15,100	Gap, Inc. (The)	247,640

	Auto Parts: O.E.M. (1.4%)
20,600	Autoliv, Inc.	592,662

	Beverages: Non-Alcoholic (0.9%)
8,140	Coca-Cola Co. (The)	390,639

	Cable/Satellite TV (2.2%)
67,105	Comcast Corp. (Class A)	972,351

	Chemicals: Major Diversified (1.3%)
10,750	Bayer AG (ADR) (Germany)	576,200

	Computer Communications (2.0%)
47,480	Cisco Systems, Inc. (a)	885,027

	Computer Processing Hardware (2.1%)
23,600	Hewlett-Packard Co.	912,140

	Drugstore Chains (1.2%)
18,000	Walgreen Co.	529,200

	Electric Utilities (4.1%)
32,193	American Electric Power Co., Inc.	930,056
5,286	Entergy Corp.	409,771
11,530	FirstEnergy Corp.	446,787

		1,786,614

	Electronic Equipment/Instruments (1.0%)
21,200	Agilent Technologies, Inc. (a)	430,572

	Electronic Production Equipment (1.2%)
25,100	ASML Holding N.V. (NY Registered Shares) (Netherlands)	543,415

	Electronics/Appliances (1.3%)
22,140	Sony Corp. (ADR) (Japan)	572,540

	Financial Conglomerates (5.0%)
63,117	JPMorgan Chase & Co.	2,152,921

	Food: Major Diversified (2.0%)
34,790	Unilever N.V. (NY Registered Shares) (Netherlands)	841,222

	Food: Specialty/Candy (2.3%)
29,257	Cadbury PLC (ADR) (United Kingdom)	1,006,441

	Home Improvement Chains (2.5%)
46,258	Home Depot, Inc. (The)	1,093,077

	Household/Personal Care (1.0%)
13,560	Estee Lauder Companies, Inc. (The) (Class A)	443,005

	Industrial Conglomerates (4.5%)
34,100	General Electric Co.	399,652
19,494	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	407,425
8,580	Siemens AG (ADR) (Germany)	593,650
21,200	Tyco International Ltd.	550,776

		1,951,503

	Insurance Brokers/Services (3.5%)
75,590	Marsh & McLennan Companies, Inc.	1,521,627

NUMBER OF
SHARES		VALUE
	Integrated Oil (5.9%)
11,700	BP PLC (ADR) (United Kingdom)	557,856
10,400	Exxon Mobil Corp.	727,064
6,500	Hess Corp.	349,375
18,330	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	919,983

		2,554,278

	Investment Banks/Brokers (2.0%)
49,426	Schwab (Charles) Corp. (The)	866,932

	Investment Managers (1.0%)
9,000	State Street Corp.	424,800

	Major Banks (3.4%)
36,200	Bank of America Corp.	477,840
9,500	BB&T Corp.	208,810
44,625	Mitsubishi UFJ Financial Group, Inc. (ADR) (Japan)	273,997
13,254	PNC Financial Services Group	514,388

		1,475,035

	Major Telecommunications (2.3%)
33,209	Verizon Communications, Inc.	1,020,513

	Media Conglomerates (4.8%)
42,175	Time Warner, Inc.	1,062,388
44,421	Viacom Inc. (Class B) (a)	1,008,357

		2,070,745

	Medical Distributors (0.9%)
12,500	Cardinal Health, Inc.	381,875

	Medical Specialties (1.8%)
20,455	Coviden Ltd.	765,835

	Miscellaneous Manufacturing (0.7%)
9,700	Dover Corp.	320,973

	Motor Vehicles (0.8%)
22,880	Harley-Davidson, Inc.	370,885

	Oil & Gas Production (5.6%)
17,600	Anadarko Petroleum Corp.	798,864
8,900	Devon Energy Corp.	485,050
17,230	Occidental Petroleum Corp.	1,133,906

		2,417,820

	Oilfield Services/Equipment (1.3%)
10,460	Schlumberger Ltd. (Netherlands Antilles)	565,991

	Other Consumer Services (2.2%)
55,580	eBay Inc. (a)	952,085

	Personnel Services (1.3%)
13,000	Manpower, Inc.	550,420

	Pharmaceuticals: Major (5.9%)
10,360	Abbott Laboratories	487,334
36,430	Bristol-Myers Squibb Co.	739,893
13,300	Pfizer, Inc.	199,500
18,980	Roche Holdings Ltd. (ADR) (Switzerland)	646,649
19,850	Schering-Plough Corp.	498,632

		2,572,008

	Precious Metals (2.1%)
7,600	Freeport-McMoRan Copper & Gold, Inc.	380,836
13,320	Newmont Mining Corp.	544,388

		925,224

	Property — Casualty Insurers (2.1%)
9,485	Chubb Corp. (The)	378,262
9,500	St. Paul Travelers Companies, Inc. (The)	389,880
3,200	Transatlantic Holdings, Inc.	138,656

		906,798

	Regional Banks (1.0%)
35,346	First Horizon National Corp.	424,153

	Semiconductors (1.1%)
29,100	Intel Corp.	481,605

	TOTAL COMMON STOCKS (Cost $40,327,535)	37,978,664

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	CONVERTIBLE BONDS (6.0%)
	Advertising/Marketing Services (0.1%)
$52	Interpublic Group of COS, Inc.	4.25%	03/15/23	46,410

	Aerospace & Defense (0.7%)
310	L-3 Communications Corp.	3.00	08/01/35	299,537

	Biotechnology (3.0%)
500	Amgen Inc.	0.375	02/01/13	453,750
500	Amgen Inc. - 144A (b)	0.375	02/01/13	453,750
400	Invitrogen Corp.	1.50	02/15/24	398,500

				1,306,000

	Electric Utilities (0.4%)
62	PG&E Corp.	9.50	06/30/10	160,348

	Electronic Equipment/Instruments (0.9%)
500	JDS Uniphase Corp - 144A (b)	1.00	05/15/26	372,500

	Major Banks (0.0%)
8	National City Corp.	4.00	02/01/11	7,900

	Medical Distributors (0.2%)
100	Omnicom Group	0.00	07/31/32	100,375

	Services to the Health Industry (0.7%)
469	Omnicare, Inc.	3.25	12/15/35	327,127

	TOTAL CONVERTIBLE BONDS (Cost $2,845,465)			2,620,197

NUMBER OF
SHARES
	CONVERTIBLE PREFERRED STOCKS (2.6%)
	Electric Utilities (1.3%)
28,000	Centerpoint Energy Inc. $1.165	586,320

	Office Equipment/Supplies (0.2%)
2,925	Avery Dennison Corp. $3.938	84,328

	Precious Metals (0.7%)
264	Freeport-MC Copper & Gold Inc. $55.00	297,000

	Services to the Health Industry (0.4%)
250	HealthSouth Corp. $65.00 - 144A (b)	162,875

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,231,271)	1,130,523

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (3.9%)
	Investment Company (c)
1,673	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $1,673,136)		1,673,136

	TOTAL INVESTMENTS (Cost $46,077,407) (d)	99.9%	43,402,520
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	51,783

	NET ASSETS	100.0%	$43,454,303

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Resale is restricted to qualified institutional investors.

(c)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio — Institutional Class.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Fundamental Value Fund
Notes to the Portfolio of Investments
SFAS 157
6/30/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (“SFAS 157”), effective October 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed baed on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — unadjusted quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at June 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Common Stocks
AEROSPACE & DEFENSE	$481,893	$481,893	—	—
APPAREL/FOOTWEAR RETAIL	247,640	247,640	—	—
AUTO PARTS: OEM	592,662	592,662	—	—
BEVERAGES: NON-ALCOHOLIC	390,639	390,639	—	—
CABLE/SATELLITE TV	972,351	972,351	—	—
CHEMICALS: MAJOR DIVERSIFIED	576,200	576,200	—	—
COMPUTER COMMUNICATIONS	885,027	885,027	—	—
COMPUTER PROCESSING HARDWARE	912,140	912,140	—	—
DRUGSTORE CHAINS	529,200	529,200	—	—
ELECTRIC UTILITIES	1,786,614	1,786,614	—	—
ELECTRONIC EQUIPMENT/INSTRUMENTS	430,572	430,572	—	—
ELECTRONIC PRODUCTION EQUIPMENT	543,415	543,415	—	—
ELECTRONICS/APPLIANCES	572,540	572,540	—	—
FINANCIAL CONGLOMERATES	2,152,921	2,152,921	—	—
FOOD: MAJOR DIVERSIFIED	841,222	841,222	—	—
FOOD: SPECIALTY/CANDY	1,006,441	1,006,441	—	—
HOME IMPROVEMENT CHAINS	1,093,077	1,093,077	—	—
HOUSEHOLD/PERSONAL CARE	443,005	443,005	—	—
INDUSTRIAL CONGLOMERATES	1,951,503	1,951,503	—	—
INSURANCE BROKERS/SERVICES	1,521,627	1,521,627	—	—
INTEGRATED OIL	2,554,278	2,554,278	—	—
INVESTMENT BANKS/BROKERS	866,932	866,932	—	—
INVESTMENT MANAGERS	424,800	424,800	—	—
MAJOR BANKS	1,475,035	1,475,035	—	—
MAJOR TELECOMMUNICATIONS	1,020,513	1,020,513	—	—
MEDIA CONGLOMERATES	2,070,745	2,070,745	—	—
MEDICAL DISTRIBUTORS	381,875	381,875	—	—
MEDICAL SPECIALTIES	765,835	765,835	—	—
MISCELLANEOUS MANUFACTURING	320,973	320,973	—	—
MOTOR VEHICLES	370,885	370,885	—	—
OIL & GAS PRODUCTION	2,417,820	2,417,820	—	—

	Fair Value Measurements at June 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

OILFIELD SERVICES/EQUIPMENT	565,991	565,991	—	—
OTHER CONSUMER SERVICES	952,085	952,085	—	—
PERSONNEL SERVICES	550,420	550,420	—	—
PHARMACEUTICALS: MAJOR	2,572,008	2,572,008	—	—
PRECIOUS METALS	925,224	925,224	—	—
PROPERTY/CASUALTY INSURANCE	906,798	906,798	—	—
REGIONAL BANKS	424,153	424,153	—	—
SEMICONDUCTORS	481,605	481,605	—	—

Total Common Stocks	37,978,664	37,978,664	—	—

Preferred Stocks	1,130,523	84,328	1,046,195	—
Corporate Bonds	2,620,197	—	2,620,197	—
Short-Term Investments — Investment Company	1,673,136	1,673,136	—	—

Total	$43,402,520	$39,736,128	$3,666,392	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Fundamental Value Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 20, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 20, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 20, 2009

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